Offerings	May 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0256 par value per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	4.0801
Maximum Aggregate Offering Price	$ 612,015.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84.52
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder for the Selling Shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

With respect to the shares offered by the selling shareholders, including shares underlying warrants, estimated at $4.0801 per share, the average of the high and low prices as reported on The Nasdaq Capital Market on May 29, 2026, for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.

Pursuant to Rule 416 under the Securities Act, the shares offered hereby and the shares issuable upon exercise of warrants also include an indeterminate number of additional shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0256 par value underlying Warrants
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	4.0801
Maximum Aggregate Offering Price	$ 2,448,060.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 338.08
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder for the Selling Shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

With respect to the shares offered by the selling shareholders, including shares underlying warrants, estimated at $4.0801 per share, the average of the high and low prices as reported on The Nasdaq Capital Market on May 29, 2026, for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.

Pursuant to Rule 416 under the Securities Act, the shares offered hereby and the shares issuable upon exercise of warrants also include an indeterminate number of additional shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.